Note 9 - Leases (Details) - Sales-Type Leases In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 JPY (¥)		Mar. 31, 2012 JPY (¥)
Sales-Type Leases [Abstract]
2014	$ 5,237		¥ 493,074
2015	4,739		446,212
2016	3,624		341,230
2017	662		62,371
2018	662		62,371
Total minimum lease payments to be received*	14,924	[1]	1,405,258	[1]	1,430,502	[1]
Less unearned income	323		30,400		37,911
Net investment in sales-type leases	14,601		1,374,858		1,392,591
Less current portion	5,063		476,818		457,145
Non-current net investment in sales-type leases	$ 9,538		¥ 898,040		¥ 935,446

[1]	Estimated executory costs, including profit thereon, of 233,682 thousand and 301,643 thousand ($3,204 thousand) were excluded from total minimum lease payments to be received as of March 31, 2012 and 2013, respectively.